Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Calculation of Basic and Diluted (Loss) Earnings Per Share Attributable to Owners
The calculation of the basic and diluted (loss) earnings per share attributable to owners of the Company is based on the following data:

	2017	2018	2019	2019
	RMB’000	RMB’000	RMB’000	US$’000
Earnings ( l oss)
Profit (loss) for the year attributable to owners of the Company	9,052	(7,982)	(104,870)		(15,064)

Number of shares
Weighted average number of ordinary shares for the purpose of earnings (loss) per share - Basic and diluted	206,500,000	206,500,000	206,500,000		206,500,000

E arnings (loss) per share
Basic	RMB 0.04	RMB (0.04)	RMB (0.51)	US$	(0.07)

Diluted	RMB 0.04	RMB (0.04)	RMB (0.51)	US$	(0.07)